Cash Flow Information - Change in Liabilities Arising From Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of non-cash investing activities [line items]
Beginning balance	$ 227,176,140	$ 7,392,650	$ 209,117,966	$ 223,982,006
Net financing cash flows	(32,224,610)	(1,048,637)	21,435,763	(9,129,670)
Interest under operating activities	1,394	45	800	111
Rent expense under operating activities	(1,904)	(62)	(184)	(7,729)
Equity components of convertible bonds and embedded derivative liability	(1,092,004)	(35,535)	(399,955)
Non-cash changes
Additions to lease liabilities	1,379,342	44,886	2,037,665	584,642
Amortization of issuance cost	297,446	9,679	351,262	171,232
Convertible bonds issued by subsidiaries and converted to ordinary shares	(171)	(6)	(102)
Lease modifications	(117,549)	(3,825)	(58,799)	(289,687)
Adjustments for government subsidy	(46,672)	(1,519)		41,650
Acquisition of subsidiaries (Note 29)			180,745	990,023
Disposal of subsidiaries (Note 30)			(2,475,660)	(4,694,352)
Reclassification			380,292
Effects of foreign currency exchange	6,907,980	224,798	(3,393,653)	(2,530,260)
Ending balance	202,279,392	6,582,474	227,176,140	209,117,966
Income tax paid
Operating activities	14,250,527	463,733	7,423,947	5,536,077
Investing activities	842,440	27,414	570,700
Total taxes paid	15,092,967	491,147	7,994,647	5,536,077
Short-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	41,036,429	1,335,387	34,597,858	40,572,329
Net financing cash flows	1,866,253	60,731	10,043,398	(1,502,323)
Non-cash changes
Short-term borrowings transferred to long-term borrowings				(3,850,000)
Acquisition of subsidiaries (Note 29)				356,417
Disposal of subsidiaries (Note 30)			(2,443,005)
Long-term borrowings transferred to short-term borrowings	1,522,294	49,538
Effects of foreign currency exchange	2,306,154	75,045	(1,161,822)	(978,565)
Ending balance	46,731,130	1,520,701	41,036,429	34,597,858
Bonds payable [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	52,267,337	1,700,857	56,253,554	36,522,155
Net financing cash flows	(3,539,423)	(115,178)	(3,719,057)	19,717,149
Equity components of convertible bonds and embedded derivative liability	(1,092,004)	(35,535)	(399,955)
Non-cash changes
Amortization of issuance cost	182,759	5,947	126,283	14,250
Convertible bonds issued by subsidiaries and converted to ordinary shares	(171)	(6)	(102)
Effects of foreign currency exchange	31,826	1,036	6,614
Ending balance	47,850,324	1,557,121	52,267,337	56,253,554
Long-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	126,472,490	4,115,603	112,390,724	141,078,598
Net financing cash flows	(29,516,421)	(960,509)	16,018,825	(26,500,139)
Non-cash changes
Amortization of issuance cost	114,687	3,732	224,979	156,982
Short-term borrowings transferred to long-term borrowings				3,850,000
Adjustments for government subsidy	(46,672)	(1,519)		41,650
Disposal of subsidiaries (Note 30)				(4,693,682)
Long-term borrowings transferred to short-term borrowings	(1,522,294)	(49,538)
Effects of foreign currency exchange	4,487,661	146,037	(2,162,038)	(1,542,685)
Ending balance	99,989,451	3,253,806	126,472,490	112,390,724
Lease liabilities [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	7,399,884	240,803	5,875,830	5,808,924
Net financing cash flows	(1,035,019)	(33,681)	(907,403)	(844,357)
Interest under operating activities	1,394	45	800	111
Rent expense under operating activities	(1,904)	(62)	(184)	(7,729)
Non-cash changes
Additions to lease liabilities	1,379,342	44,886	2,037,665	584,642
Lease modifications	(117,549)	(3,825)	(58,799)	(289,687)
Acquisition of subsidiaries (Note 29)			180,745	633,606
Disposal of subsidiaries (Note 30)			(32,655)	(670)
Reclassification			380,292
Effects of foreign currency exchange	82,339	2,680	(76,407)	(9,010)
Ending balance	$ 7,708,487	$ 250,846	$ 7,399,884	$ 5,875,830